Commitments and Contingencies (Details 1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
2024	$ 958,000,000
2025	1,096,000
2024		$ 1,277,000
2026	192,000
2025		1,096,000
2027	160,000
2026		192,000
2027		160,000
Total operating lease payments	2,406,000
Total operating lease payments		2,725,000
Less: Imputed interest	(177,000)	(219,000)
Total operating lease liabilities	$ 2,229,000	$ 2,506,000	$ 3,567,000